Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories	The Company’s inventories consisted of the following:-
	March 31, 2026	March 31, 2025

Satellite network and information technology equipment, at cost	$1,228,077	$690,521